Significant accounting judgements and estimates (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Litigation provision		$ 2,287,000		$ 1,854,000	$ 1,162,000
Unused tax losses		4,100,000	$ 3,800,000	4,300,000	4,700,000
Impairment of Intangibles and goodwill		29,800,000
Intangibles		15,235,000	15,795,000	42,175,000	39,577,000
Goodwill and intangible assets		15,235,000		42,175,000	39,577,000
Goodwill		1,635,000		17,697,000	$ 18,269,000	$ 25,794,000
Payment of provisions		50,000
Monthly payments of provisions		14,583.33
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Intangibles		11,600,000		$ 7,800,000
Caret [member]
IfrsStatementLineItems [Line Items]
Intangibles		11,200,000
Kenshaw electric Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets		9,500,000
Goodwill		9,100,000
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Litigation provision		$ 200,000	$ 0
Litigation provision [member] | Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Payment of provisions	$ 50,000.00
Monthly payments of provisions	$ 14,583.33